Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001023549
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36000
Entity Registrant Name	XTL BIOPHARMACEUTICALS LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	85 Medinat Hayehudim St.
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	4676670
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing one hundred Ordinary Shares, par value NIS 0.1
Trading Symbol	XTLB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	946,243,356
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1015
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of XTL Biopharmaceuticals Ltd. and its subsidiary (“the Company”) as of December 31, 2025, the related consolidated statement of comprehensive income (loss), changes in equity and cash flows, for the year then ended, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

Auditor Name	Barzily and Co. CPAs
Auditor Location	Jerusalem, Israel
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	85 Medinat Hayehudim St.
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	4676670
Entity Address, Country	IL
Contact Personnel Name	Noam Band
City Area Code	+972
Local Phone Number	54-2288897